united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 3/31

Date of reporting period: 9/30/18

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

September 30, 2018

AlphaCore Statistical Arbitrage Fund

Institutional Class – STAKX

Class N - STTKX

1-855-447-2532
www.alphacorefunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the AlphaCore Statistical Arbitrage Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

AlphaCore Statistical Arbitrage Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2018

Total Return as of September 30, 2018
	Six	One	Since Inception	Since Inception
	Months	Year	August 14, 2017	December 28, 2017
AlphaCore Statistical Arbitrage Fund:
Institutional Class *	(12.16)%	(14.61)%	(12.75)%	—
Class N **	(12.30)%	—	—	(12.90)%
HFRX Equity Market Neutral Index	(1.23)%	(1.51)%	(0.35)%	(0.42)%
BofA Merrill Lynch US 3-Month Treasury Bill Index	0.95%	1.59%	1.54%	1.32%

*	The Institutional Class commenced operations on August 14, 2017 and trading commenced on September 8, 2017.

**	Class N commenced operations on December 28, 2017.

HFRX Equity Market Neutral Index: Strategies employ sophisticated quantitative techniques of analyzing price data to ascertain information about future price movement and relationships between securities, and select securities for purchase and sale. These can include both factor- based and Statistical Arbitrage/Trading strategies. Equity Market Neutral Strategies typically maintain characteristic net equity market exposure no greater than 10% long or short. Investors cannot invest directly in an index or benchmark.

The BofA Merrill Lynch US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. The index is rebalanced monthly and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses is 2.65% for the Institutional Class and 2.75% for Class N as per the July 30, 2018 prospectus. Both Class N and the Institutional Class shares are subject to a redemption fee of 1.00% on shares redeemed within 30 days of purchase. For performance information current to the most recent month-end, please call 1-855-447-2532.

PORTFOLIO COMPOSITION* (Unaudited)

Call Options Purchased	20.1%
Short-Term Investments	74.4%
Cash and Other Assets Less Liabilities	5.5%
100.0%

*    Based on Net Assets as of September 30, 2018.

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

AlphaCore Statistical Arbitrage Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Contracts		Counterparty	Expiration	Exercise Price	Notional Amount	Value
	OPTIONS PURCHASED * - 20.1%
	CALL OPTIONS PURCHASED * - 20.1%
1,650	Nomura Call Options Series 1 (a)	Nomura Securities (Bermuda) Ltd.	September 2019	$0.0001	$1,650,320	$1,304,502
115	Nomura Call Options Series 2 (a)	Nomura Securities (Bermuda) Ltd.	September 2019	0.0001	115,000	90,238
170	Nomura Call Options Series 3 (a)	Nomura Securities (Bermuda) Ltd.	September 2019	0.0001	170,000	131,156
1,000	Nomura Call Options Series 4 (a)	Nomura Securities (Bermuda) Ltd.	September 2019	0.0001	1,000,000	753,903
1,000	Nomura Call Options Series 5 (a)	Nomura Securities (Bermuda) Ltd.	September 2019	0.0001	1,000,000	750,466
	TOTAL CALL OPTIONS PURCHASED (Cost - $3,959,281)					3,030,265

Principal				Coupon	Maturity
	SHORT-TERM INVESTMENTS - 74.4%
	U.S. TREASURY BILLS - 74.4%
5,750,000	United States Treasury Bill (b)			0.00%	10/11/2018	5,746,435
3,000,000	United States Treasury Bill (b)			0.00%	10/18/2018	2,997,078
2,500,000	United States Treasury Bill (b)			0.00%	10/25/2018	2,496,539
	TOTAL SHORT-TERM INVESTMENTS (Cost - $11,239,804)					11,240,052

	TOTAL INVESTMENTS (Cost - $15,199,085) - 94.5%					$14,270,317
	CASH AND OTHER ASSETS LESS LIABILITIES - 5.5%					829,320
	NET ASSETS - 100.0%					$15,099,637

*	Non-income producing securities.

(a)	For information regarding the underlying option/swap positions, refer to the Additional Information section that begins on the next page.

(b)	Securities are pledged as collateral for swap contracts.

TOTAL RETURN SWAPS

Number of		Notional Amount at		Termination
Shares	Reference Entity (1)	September 30, 2018	Interest Rate Payable	Date	Counterparty	Unrealized Appreciation
7,447	MSA672ER INDEX	$6,705,143	1-Month USD_LIBOR + 10 bp	10/13/2022	Morgan Stanley	$—

LIBOR - London Interbank Offered Rate

(1)	For information regarding the underling option/swap positions, refer to the Additional Information Section that begins on the next page.

The accompanying notes are an integral part of these financial statements.

AlphaCore Statistical Arbitrage Fund
ADDITIONAL INFORMATION - TOP POSITIONS BASED ON GROSS EXPOSURE (Unaudited)
NOMURA OPTIONS
September 30, 2018

Shares	Security	Value

	COMMON STOCK - 377.1%
	BELGIUM - 8.7%
1,280	Anheuser-Busch InBev SA/NV	$111,686
1,013	Colruyt SA	57,301
1,279	KBC Group NV	95,124
		264,111
	BRAZIL - 8.6%
4,755	Banco Bradesco SA	33,655
5,510	Banco do Brasil SA	40,063
3,578	Banco Santander Brasil SA	31,542
3,040	Braskem SA	43,865
2,095	IRB Brasil Resseguros S/A	34,375
2,243	Porto Seguro SA	32,834
2,900	SLC Agricola SA	43,668
		260,002
	CANADA - 4.3%
890	Alimentation Couche-Tard, Inc.	44,532
768	CGI Group, Inc.	49,510
704	Rogers Communications, Inc.	36,240
		130,282
	DENMARK - 1.1%
511	Orsted A/S	34,662

	FINLAND - 6.6%
1,717	DNA Oyj	38,365
3,633	Fortum Oyj	91,022
441	Neste Oyj	36,450
896	UPM-Kymmene Oyj	35,146
		200,983
	FRANCE - 18.3%
375	Alten SA	38,505
645	BNP Paribas SA	39,426
2,536	Bouygues SA	109,548
1,704	Casino Guichard Perrachon SA	71,629
361	Dassault Systemes SE	54,003
416	Gaztransport Et Technigaz SA	31,555
170	Hermes International	112,387
2,280	Societe Generale SA	97,817
		554,870
	GERMANY - 18.1%
384	Continental AG	66,841
276	Deutsche Boerse AG	36,901
722	Deutsche Wohnen SE	34,630
1,394	Hella GmbH & Co KGaA	77,727
609	HUGO BOSS AG	46,856
2,097	Infineon Technologies AG	47,612
1,729	Vonovia SE	84,425
300	Wirecard AG	65,060
2,299	Zalando SE	89,410
		549,462
	GREAT BRITAIN - 31.7%
1,371	Anglo American PLC	30,781
6,018	B&M European Value Retail SA	30,335
5,607	Barratt Developments PLC	41,431
1,937	Coca-Cola European Partners PL	88,084
638	Croda International PLC	43,276
12,448	DS Smith PLC	77,584
4,914	Greene King PLC	31,390
10,535	IG Group Holdings PLC	87,039
13,833	Indivior PLC	33,193
43,915	Melrose Industries PLC	114,394
1,578	Next PLC	112,958
4,769	Pennon Group PLC	44,323
2,155	Persimmon PLC	66,415
3,586	SSP Group PLC	33,863
3,718	Subsea 7 SA	54,967
2,260	TechnipFMC PLC	70,631
		960,664

The accompanying notes are integral part of these financial statements.

AlphaCore Statistical Arbitrage Fund
ADDITIONAL INFORMATION - TOP POSITIONS BASED ON GROSS EXPOSURE (Unaudited)(Continued)
NOMURA OPTIONS
September 30, 2018

Shares	Security	Value

	COMMON STOCK - 377.1% (Continued)
	IRELAND - 9.0%
6,846	Bank of Ireland Group PLC	$52,390
897	DCC PLC	81,456
315	Kerry Group PLC	34,787
366	Paddy Power Betfair PLC	30,976
1,829	Smurfit Kappa Group PLC	72,273
		271,882
	ISRAEL - 1.4%
2,475	Plus500 Ltd.	42,984

	ITALY - 24.9%
36,755	A2A SpA	63,762
22,105	Enel SpA	113,170
5,381	Eni SpA	101,661
11,234	Hera SpA	34,961
9,339	Mediobanca Banca di Credito Fi	93,241
2,227	Prysmian SpA	51,844
16,751	Snam SpA	69,763
2,231	Societa Iniziative Autostradal	33,013
185,532	Telecom Italia SpA/Milano	112,597
14,955	Terna Rete Elettrica Nazionale	79,847
		753,859
	LUXEMBOURG - 3.6%
6,475	Tenaris SA	108,428

	MALTA - 2.3%
6,248	Kindred Group PLC	70,144

	MEXICO - 2.2%
24,771	Alfa SAB de CV	31,935
6,571	Megacable Holdings SAB de CV	33,802
		65,737
	NETHERLANDS - 11.2%
1,203	Akzo Nobel NV	112,456
1,063	Koninklijke DSM NV	112,554
402	NXP Semiconductors NV	34,372
2,363	Royal Dutch Shell PLC	81,081
		340,463
	POLAND - 1.3%
3,271	Powszechna Kasa Oszczednosci B	38,032

	SOUTH KOREA - 3.8%
3,626	Clicks Group Ltd.	44,851
42,694	Growthpoint Properties Ltd.	70,108
		114,959
	SPAIN - 1.3%
1,803	Endesa SA	38,925

	SWEDEN - 21.0%
8,288	Elekta AB	111,464
555	Evolution Gaming Group AB	39,569
2,110	JM AB	41,426
611	Nolato AB	37,660
2,309	Skanska AB	45,338
19,169	SSAB AB	96,344
7,615	Svenska Cellulosa AB SCA	86,260
9,517	Tele2 AB	114552
3,083	Trelleborg AB	62,869
		635,482
	SWITZERLAND - 4.1%
238	Chubb Ltd.	31,775
1,681	Clariant AG	43,724
3,292	Credit Suisse Group AG	49,460
		124,959
	TURKEY - 3.2%
17,621	Eregli Demir ve Celik Fabrikal	32,094
73,262	Petkim Petrokimya Holding AS	64,722
		96,816

The accompanying notes are integral part of these financial statements.

AlphaCore Statistical Arbitrage Fund
ADDITIONAL INFORMATION - TOP POSITIONS BASED ON GROSS EXPOSURE (Unaudited)(Continued)
NOMURA OPTIONS
September 30, 2018

Shares	Security	Value

	COMMON STOCK - 377.1% (Continued)
	UNITED STATES - 190.4%
1,038	Alliant Energy Corp.	$44,203
2,798	Altria Group, Inc.	168,721
2,448	Ameren Corp.	154,792
700	Amgen, Inc.	145,155
1,610	AT&T, Inc.	54,067
2,975	Baxter International, Inc.	229,332
662	BB&T Corp.	32,122
158	Berkshire Hathaway, Inc.	33,841
1,138	Cboe Global Markets, Inc.	109,202
741	CBRE Group, Inc.	32,699
1,328	CenterPoint Energy, Inc.	36,729
654	Charles Schwab Corp.	32,154
121	Chipotle Mexican Grill, Inc.	54,972
676	Cintas Corp.	133,623
528	Colgate-Palmolive Co.	35,380
2,775	Comcast Corp.	98,259
472	Comerica, Inc.	42,584
917	ConocoPhillips	70,954
2,439	Copart, Inc.	125,674
408	CVS Health Corp.	32,079
1,364	Darden Restaurants, Inc.	151,672
695	Dominion Energy, Inc.	48,827
524	DTE Energy Co.	57,145
1,644	E*TRADE Financial Corp.	86,153
1,440	Eaton Corp PLC	124,922
3,281	eBay, Inc.	108,327
151	Equinix, Inc.	65,445
588	Equity Residential	38,977
590	Eversource Energy	36,226
2,483	Fortive Corp.	209,054
1,635	Fortune Brands Home & Security	85,600
2,347	Graphic Packaging Holding Co.	32,888
658	Hasbro, Inc.	69,204
130	ICU Medical, Inc.	36,723
1,845	Intercontinental Exchange, Inc.	138,181
415	JM Smucker Co.	42,590
1,877	Johnson & Johnson	259,402
2,770	JPMorgan Chase & Co.	312,575
866	Loews Corp.	43,492
276	Mastercard, Inc.	61,496
464	Merck & Co., Inc.	32,955
1,510	Microsoft Corp.	172,672
421	Monolithic Power Systems, Inc.	52,793
1,174	NextEra Energy, Inc.	196,832
1,223	NIKE, Inc.	103,630
335	Norfolk Southern Corp.	60,407
610	Occidental Petroleum Corp.	50,086
197	Palo Alto Networks, Inc.	44,427
3,000	PayPal Holdings, Inc.	263,545
733	Pioneer Natural Resources Co.	127,603
334	PRA Health Sciences, Inc.	36,801
1,274	Public Service Enterprise Group	67,257
995	QUALCOMM, Inc.	71,674
1,519	Red Rock Resorts, Inc.	40,473
134	Roper Technologies, Inc.	39,693
439	Royal Gold, Inc.	33,838
867	S&P Global, Inc.	169,315
219	SBA Communications Corp.	35,213
177	Sherwin-Williams Co.	80,707
419	Sun Communities, Inc.	42,564
733	SunTrust Banks, Inc.	48,927
624	TransUnion	45,912
635	US Bancorp	33,533
313	VeriSign, Inc.	50,175
763	VF Corp.	71,346
1,710	Weyerhaeuser Co.	55,173
1,408	Xcel Energy, Inc.	66,474
		5,769,466

	TOTAL COMMON STOCK (Cost - $11,520,512)	$11,427,172

The accompanying notes are integral part of these financial statements.

AlphaCore Statistical Arbitrage Fund
ADDITIONAL INFORMATION - TOP POSITIONS BASED ON GROSS EXPOSURE (Unaudited)(Continued)
NOMURA OPTIONS
September 30, 2018

Shares	Security	Value

	SECURITIES SOLD SHORT* - 354.4%
	BELGIUM - 3.8%
853	Solvay SA	$114,298

	BERMUDA - 1.6%
2,253	Hiscox Ltd.	48,302

	BRAZIL - 11.2%
7,102	BB Seguridade Participacoes SA	42,259
7,266	Cosan SA	58,145
5,135	CVC Brasil Operadora e Agencia	54,906
5,751	Itau Unibanco Holding SA	62,661
11,949	Lojas Americanas SA	46,819
2,885	Vale SA	42,607
8,574	Via Varejo SA	31,584
		338,981
	CANADA - 3.9%
750	Bank of Nova Scotia	44,746
1,658	Brookfield Asset Management, Inc.	73,840
		118,586
	CHINA - 2.4%
2,088	Yum China Holdings, Inc.	73,323

	DENMARK - 8.7%
439	Carlsberg A/S	52,638
3,707	Danske Bank A/S	97,317
1,683	Vestas Wind Systems A/S	113,753
		263,708
	FRANCE - 16.7%
1,776	Cie de Saint-Gobain	76,538
470	EssilorLuxottica SA	69,516
788	Iliad SA	102,897
682	Pernod Ricard SA	111,887
1,284	Sanofi	114,042
351	Societe BIC SA	32,130
		507,010
	GERMANY - 33.8%
1,245	Bayerische Motoren Werke AG	112,285
404	Covestro AG	32,756
1,436	Daimler AG	90,580
9,867	Deutsche Bank AG	112,532
2,469	Deutsche Lufthansa AG	60,626
4,003	Deutsche Telekom AG	64,495
10,994	E.ON SE	112,014
438	Merck KGaA	45,279
4,310	ProSiebenSat.1 Media SE	111,882
3,699	RWE AG	91,216
874	Siemens AG	111,920
4,142	TUI AG	79564
		1,025,149
	GREAT BRITAIN - 52.5%
2,033	Ashtead Group PLC	64,574
3,295	Associated British Foods PLC	98,329
1,442	AstraZeneca PLC	112,028
10,289	boohoo Group PLC	31,402
14,833	BP PLC	113,906
3,155	Diageo PLC	111,782
8,334	Drax Group PLC	42,160
3,461	Experian PLC	88,863
5,090	HSBC Holdings PLC	44,427
2,038	Imperial Brands PLC	70,918
8,593	Informa PLC	85,344
21,987	Kingfisher PLC	73,922
29,463	Marks & Spencer Group PLC	110,881
12,976	Merlin Entertainments PLC	67,702
1,247	Reckitt Benckiser Group PLC	114,031
2,111	Smiths Group PLC	41,140
5,482	SSE PLC	81,872
8,035	Standard Chartered PLC	66,631
14,487	Standard Life Aberdeen PLC	57,747
2,013	Unilever NV	112,067
		1,589,726

The accompanying notes are integral part of these financial statements.

AlphaCore Statistical Arbitrage Fund
ADDITIONAL INFORMATION - TOP POSITIONS BASED ON GROSS EXPOSURE (Unaudited)(Continued)
NOMURA OPTIONS
September 30, 2018

Shares	Security	Value

	SECURITIES SOLD SHORT* - 354.4% (Continued)
	IRELAND - 4.7%
249	Accenture PLC	$42,340
6,650	Ryanair Holdings PLC	101,242
		143,582
	ITALY - 3.8%
4,051	Atlantia SpA	84,003
5,249	Saipem SpA	32,334
		116,337
	MEXICO - 3.9%
4,304	Fresnillo PLC	46,067
5,727	Gruma SAB de CV	73,205
		119,272
	NETHERLANDS - 1.9%
2,274	Signify NV	58,842

	NORWAY - 4.5%
1,830	Equinor ASA	51,574
1,704	Yara International ASA	83,649
		135,223
	PANAMA - 1.0%
383	Copa Holdings SA	30,615

	SOUTH AFRICA - 1.3%
4,408	AngloGold Ashanti Ltd.	38,142

	SPAIN - 21.5%
587	Aena SME SA	101,809
634	Amadeus IT Group SA	58,896
17,628	Banco Santander SA	88,684
23,802	CaixaBank SA	108,768
1,266	Industria de Diseno Textil SA	38,372
3,760	Melia Hotels International SA	42,064
5,056	Repsol SA	100,714
14,225	Telefonica SA	112,542
		651,849
	SWEDEN - 9.7%
1,363	Atlas Copco AB	39,294
3,074	BillerudKorsnas AB	39,696
5,186	Electrolux AB	114,349
1,092	Hexagon AB	63,997
1,545	THQ Nordic AB	34,756
		292,092
	SWITZERLAND - 23.5%
52	dormakaba Holding AG	39,336
47	Givaudan SA	114,843
2,273	LafargeHolcim Ltd	112,142
1,283	Nestle SA	106,916
1,330	Novartis AG	114,304
463	Roche Holding AG	112,155
820	Swiss Re AG	75,650
115	Zurich Insurance Group AG	36,258
		711,604
	TURKEY - 1.5%
8,608	TAV Havalimanlari Holding AS	44,464

	UNITED STATES - 142.5%
1,103	3M Co.	232,402
506	Abbott Laboratories	37,154
1,378	Apache Corp.	65,681
546	Autodesk, Inc.	85,179
276	Automatic Data Processing, Inc.	41,517
128	AutoZone, Inc.	99,148
1,662	Baker Hughes a GE Co.	56,236
1,756	Ball Corp.	77,237
135	Biogen, Inc.	47,830
108	BlackRock, Inc.	50,851
2,497	Cabot Oil & Gas Corp.	56,223
1,891	Cardinal Health, Inc.	102,122
353	Carter’s, Inc.	34,827
111	Charter Communications, Inc.	36,055
813	Cinemark Holdings, Inc.	32,681
402	CME Group, Inc.	68,426
1,020	Consolidated Edison, Inc.	77,698
147	Cooper Cos, Inc.	40,567
717	Eaton Vance Corp.	37,672

The accompanying notes are integral part of these financial statements.

AlphaCore Statistical Arbitrage Fund
ADDITIONAL INFORMATION - TOP POSITIONS BASED ON GROSS EXPOSURE (Unaudited)(Continued)
NOMURA OPTIONS
September 30, 2018

Shares	Security	Value

	SECURITIES SOLD SHORT* - 354.4% (Continued)
	UNITED STATES - 142.5% (Continued)
858	Electronic Arts, Inc.	$103,417
1,530	EQT Corp.	67,658
928	Fiserv, Inc.	76,425
158	FleetCor Technologies, Inc.	36,011
1,491	Gap, Inc.	43,021
551	Gartner, Inc.	87,245
588	Goldman Sachs Group, Inc.	131,752
1,337	H&R Block, Inc.	34,417
831	HD Supply Holdings, Inc.	35,551
337	Home Depot, Inc.	69,753
1,613	Hormel Foods Corp.	63,546
2,038	Invesco Ltd.	46,619
687	ITT, Inc.	42,055
1,919	Juniper Networks, Inc.	57,502
3,007	KeyCorp.	59,799
1,260	Kraft Heinz Co.	69,456
547	Lam Research Corp.	82,981
708	Live Nation Entertainment, Inc.	38,554
610	LyondellBasell Industries NV	62,484
955	Masco Corp.	34,935
961	McDonald’s Corp.	160,830
1,791	Mondelez International, Inc.	76,934
1,405	Noble Energy, Inc.	43,810
1,383	Oracle Corp.	71,324
1,012	Philip Morris International, Inc.	82,482
250	PNC Financial Services Group, Inc.	34,066
1,727	Principal Financial Group, Inc.	101,180
851	Realty Income Corp.	48,438
417	Rockwell Automation, Inc.	78,220
3,077	Schlumberger Ltd.	187,466
573	Sempra Energy Co.	65,114
846	Service Corp International	37,390
1,726	ServiceMaster Global Holdings, Inc.	107,078
638	Six Flags Entertainment Corp.	44,525
710	Sysco Corp.	51,998
379	T Rowe Price Group, Inc.	41,415
284	Take-Two Interactive Software	39,258
440	TJX Cos, Inc.	49,344
674	WABCO Holdings, Inc.	79,427
1,724	Walt Disney Co.	201,624
829	Wells Fargo & Co.	43,559
663	Workday, Inc.	96,705
578	Yum! Brands, Inc.	52,539
		4,317,413

	TOTAL COMMON STOCK SOLD SHORT (Cost - $10,716,428)	$10,738,518

*	Non-income producing security.

PLC - Public Limited Company

Option:

The Fund holds a fully funded delta one call option with Nomura Securities (Bermuda), Ltd. The option provides exposure to the daily returns of a reference asset on a 1 to 1 basis managed by Clinton Group, Inc. in a statistical arbitrage strategy. According to the terms of the option, the Adviser may increase or decrease this exposure on a daily basis. The Fund pays an upfront premium of 1.25% per annum, which is charged based on the contract year, which is accrued daily over the contract period. The Fund would pay a quarterly premium payment of 0.3125% of the invested amount to continue to maintain the exposure. The option contract was initially entered into as of September 6, 2017 (initial investment of $1,650,320), and has a two year valuation period, which may be extended or reduced to zero at any time.

The accompanying notes are integral part of these financial statements.

AlphaCore Statistical Arbitrage Fund
ADDITIONAL INFORMATION - TOP POSITIONS BASED ON GROSS EXPOSURE (Unaudited)
MORGAN STANLEY SWAP
September 30, 2018

Shares	Security	Value

	COMMON STOCK - 61.1%
	FINLAND - 1.1%
3,677	Stora Enso Oyj	$70,344

	FRANCE - 1.0%
1,572	Bouygues SA	67,957

	GERMANY - 3.4%
328	Allianz SE	73,202
573	Siltronic AG	70,105
384	Wirecard AG	83,328
		226,635
	GREAT BRITAIN - 3.9%
3,870	GlaxoSmithKline PLC	77,554
1,290	Next Group PLC	92,421
3,045	Persimmon PLC	93,914
		263,889
	NORWAY - 1.2%
2,778	Equinor ASA	78,313

	SWITZERLAND - 1.4%
271	Lonza Group AG	92,784

	TURKEY - 1.0%
79,767	Petkim Petrokmiya Holdings AS	70,337

	UNITED STATES - 48.1%
2,319	Altaria Group, Inc.	139,852
2,042	Amgen Corp.	129,106
580	Amgen, Inc.	120,170
2,466	Baxter International, Inc.	190,132
1,270	CBOE Global Markets, Inc.	121,839
559	Cintas Corp.	110,486
1,599	Coca-Cola European Partners PLC	72,722
2,308	Comcast Corp.	81,743
2,021	Copart, Inc.	104,123
1,129	Darden Restaurants, Inc.	125,569
1,359	E-Trade Financial Corp.	71,186
1,197	Eaton Corp.	103,851
2,717	Ebay, Inc.	89,721
2,056	Fortive Corp.	173,087
1,359	Fortune Brands Home & Security, Inc.	71,174
1,520	Intercontinental Exchange, Inc.	113,869
1,553	Johnson & Johnson	214,625
2,295	JP Morgan Chase & Co.	259,006
1,252	Microsoft Corp.	143,231
1,041	Nextera Energy, Inc.	174,529
1,018	Nike, Inc.	86,274
2,492	Paypal Holdings, Inc.	218,858
607	Pioneer Natural Resources Company	105,751
718	S&P Global, Inc.	140,270
148	Sherwin Williams Co.	67,386
		3,228,560

	TOTAL COMMON STOCK (Cost - $4,080,315)	$4,098,819

The accompanying notes are an integral part of these financial statements.

AlphaCore Statistical Arbitrage Fund
ADDITIONAL INFORMATION - TOP POSITIONS BASED ON GROSS EXPOSURE (Unaudited)(Continued)
MORGAN STANLEY SWAP
September 30, 2018

Shares	Security	Value

	SECURITIES SOLD SHORT* - 58.6%
	BRAZIL - 3.1%
8,799	Cosan SA Industria Comercio	$70,593
6,223	CVC Brasil Operadora E Agencia	66,722
6,659	Itau Unibanco Holding SA	72,745
		210,060
	DENMARK - 1.6%
4,185	Danske Bank SA	109,912

	FRANCE - 1.3%
672	Iliad SA	87,738

	GERMANY - 9.1%
932	BMW AG	84,123
1,707	Daimler AG	107,696
9,584	Deutsche Bank AG	109,365
854	SAP SE	105,066
876	Siemens AG	112,244
3,738	Thyssenkrupp AG	94,349
		612,843
	GREAT BRITAIN - 5.2%
3,066	Anglo American PLC	68,883
3,028	Associatied British Food PLC	90,434
2,773	Diageo PLC	98,334
1,557	Unilever NV ADR	86,709
		344,360
	IRELAND - 1.4%
5,950	Ryanair Holdings PLC	90,636

	MEXICO - 1.2%
6,464	Guma SAB de sv	82,165

	NORWAY - 1.5%
2,022	Yara International ASA	99,264

	SPAIN - 3.0%
3,439	Industria de Diseno Textile SA	104,261
11,849	Telefonica SA	93,800
		198,061
	SWEDEN - 1.6%
5,693	Hennes SEKO	105,094

	SWITZERLAND - 6.5%
134	Dormakaba Holdings AG	101,169
2,283	Lafargeholcim Ltd.	112,952
1,332	Nestle SA	111,295
467	Roche Holding, Ltd.	113,397
		438,813
	UNITED STATES - 23.1%
451	Autodesk, Inc.	70,468
111	Autozone, Inc.	86,228
1,568	Cardinal Health, Inc.	84,649
713	Electronic Arts, Inc.	85,906
458	Gartner, Inc.	72,589
488	Goldman Sachs Group, Inc.	109,408
454	LAM Resh Corp.	68,921
796	Mcdonalds Corp.	133,197
917	MMM Co.	193,191
838	Philip Morris International, Inc.	68,360
1,431	Principal Financial Group, Inc	83,824
2,563	Schlumberger Ltd.	156,111
1,437	Sermaster Global Holdings, Inc.	89,119
1,431	Walt Disney Co.	167,347
550	Workday, Inc.	80,231
		1,549,549

	TOTAL COMMON STOCK SOLD SHORT (Cost - $3,975,439)	$3,928,495

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company

Swap:

The Fund holds a total return swap with Morgan Stanley Capital Services LLC. The swap provides exposure to the daily returns of a reference asset managed by Clinton Group, Inc., less 0.50% per annum, in a statistical arbitrage strategy. According to the terms of the swap, the Adviser may increase or decrease this exposure on a daily basis. As of September 30, 2018, the Fund was subject to a base rate of one month USD LIBOR plus 10 bp. The reference asset account participates in an offsetting cash yield at the rate of one month LIBOR. The swap agreement contract was initially entered into as of September 28, 2017 (initial notional investment of $6,700,0000), and has a two year swap duration, which may be extended or reduced to zero at any time.

The accompanying notes are an integral part of these financial statements.

AlphaCore Statistical Arbitrage Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2018

Assets:
Investments in Securities at Cost	$15,199,085
Investments in Securities at Value	$14,270,317
Cash	3,306,623
Receivable for Swap Reset	28,608
Premium Paid for Options Agreements	7,631
Due from Investment Adviser	1,537
Receivable for Fund Shares Sold	244
Prepaid Expenses and Other Assets	20,627
Total Assets	17,635,587

Liabilities:
Payable for Securities Purchased	2,496,554
Payable for Fund Shares Redeemed	18,875
Payable to Related Parties	6,011
Accrued Trustee Fees	2,474
Accrued Distribution Fees	207
Accrued Expenses and Other Liabilities	11,829
Total Liabilities	2,535,950

Net Assets	$15,099,637

Composition of Net Assets:
Net Assets consisted of:
Paid-in-Capital	18,264,253
Accumulated Undistributed Net Investment Loss	(480,277)
Accumulated Net Realized Loss From Swaps	(1,755,571)
Net Unrealized Depreciation on Investments, Options and Swaps	(928,768)
Net Assets	$15,099,637

Net Asset Value Per Share
Institutional Class:
Net Assets	$14,030,111
Shares of Beneficial Interest Outstanding (Unlimited shares of no par beneficial interest authorized)	1,091,235
Net Asset Value, Offering Price and Redemption Price per Share (a)	$12.86

Class N:
Net Assets	$1,069,526
Shares of Beneficial Interest Outstanding (Unlimited shares of no par beneficial interest authorized)	83,368
Net Asset Value, Offering Price and Redemption Price per Share (a)	$12.83

(a)	The Fund charges a fee of 1% on redemptions of shares held for less than 30 days.

The accompanying notes are an integral part of these financial statements.

AlphaCore Statistical Arbitrage Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2018

Investment Income:
Interest Income	$121,982
Total Investment Income	121,982

Expenses:
Investment Advisory Fees	103,528
Distribution Fees:
Class N	1,355
Transfer Agent Fees	23,476
Administration Fees	23,187
Fund Accounting Fees	17,656
Legal Fees	16,686
Audit Fees	11,227
Registration and Filing Fees	8,927
Trustees’ Fees	8,670
Shareholder Service Fees	8,440
Chief Compliance Officer Fees	6,943
Printing Expense	6,943
Custody Fees	4,152
Insurance Expense	248
Miscellaneous Expenses	4,046
Total Expenses	245,484
Less: Investment Advisory Fees Waived	(40,642)
Net Expenses	204,842
Net Investment Loss	(82,860)

Net Realized and Unrealized Gain (Loss) on Investments, Swaps and Options:
Net Realized Gain (Loss) from:
Investments	209
Swaps	(1,755,780)
(1,755,571)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	353
Options purchased	(785,889)
(785,536)

Net Realized and Unrealized Loss on Investments, Options and Swaps	(2,541,107)

Net Decrease in Net Assets Resulting From Operations	$(2,623,967)

The accompanying notes are an integral part of these financial statements.

AlphaCore Statistical Arbitrage Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Period* Ended
	September 30, 2018	March 31, 2018
	(Unaudited)
Operations:
Net Investment Loss	$(82,860)	$(130,876)
Net Realized Loss on Investments and Swaps	(1,755,571)	(379,020)
Net Change in Unrealized Loss on Investments, Swaps and Options	(785,536)	(143,232)
Net Decrease in Net Assets Resulting From Operations	(2,623,967)	(653,128)

Capital Share Transactions:
Institutional Class:
Proceeds from Shares Issued	3,219,473	26,539,176
Cost of Shares Redeemed	(11,314,319)	(1,289,685)
Redemption Fees	764	711
Total Capital Share Transactions	(8,094,082)	25,250,202

Class N
Proceeds from Shares Issued	191,409	1,113,481
Cost of Shares Redeemed	(76,035)	(8,348)
Redemption Fees	57	48
Total Capital Share Transactions	115,431	1,105,181

Total Net Increase (Decrease) in Net Assets	(10,602,618)	25,702,255

Net Assets:
Beginning of Period	25,702,255	—
End of Period (includes accumulated undistributed net investment loss of $480,277 and $397,417, respectively)	$15,099,637	$25,702,255

SHARE ACTIVITY
Institutional Class **
Shares Sold	229,278	1,768,880
Shares Redeemed	(818,460)	(88,463)
Net increase (decrease) in shares of beneficial interest outstanding	(589,182)	1,680,417

Class N ***
Shares Sold	13,987	75,547
Shares Redeemed	(5,598)	(568)
Net increase in shares of beneficial interest outstanding	8,389	74,979

*	The Fund commencement of operations on August 14, 2017 and trading commenced on September 8, 2017.

**	The Institutional Class commenced operations on August 14, 2017.

***	Class N commenced operations on December 28, 2017.

The accompanying notes are an integral part of these financial statements.

AlphaCore Statistical Arbitrage Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Institutional Class
	Six Months Ended		Period* Ended
	September 30, 2018		March 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$14.64		$15.00
From Operations:
Net investment loss (a)	(0.06)		(0.10)
Net realized and unrealized loss on investments, swaps and options	(1.72)		(0.26)
Total from operations	(1.78)		(0.36)

Paid in capital from redemption fees	0.00	(e)	0.00	(e)

Net Asset Value, End of Period	$12.86		$14.64

Total Return (b)	(12.16	)% (c)	(2.40	)% (c)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$14,030		$24,605
Ratio of expenses to average net assets,
before waiver	2.36	% (d)(f)	2.65	% (d)(f)
net of waiver	1.99	% (d)(f)	1.99	% (d)(f)
Ratio of net investment loss to average net assets	(0.79	)% (d)(f)	(1.21	)% (d)(f)
Portfolio turnover rate	0	% (c)	0	% (c)

*	For the period August 14, 2017 (commencement of operations) through March 31, 2018. Trading commenced on September 8, 2017.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Not annualized.

(d)	Annualized.

(e)	Amount is less than $0.01 per share.

(f)	Does not include indirect expenses of underlying derivatives in which the Fund invests, which could be significant.

The accompanying notes are an integral part of these financial statements.

AlphaCore Statistical Arbitrage Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Class N
	Six Months Ended		Period* Ended
	September 30, 2018		March 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$14.63		$14.73
From Operations:
Net investment loss (a)	(0.07)		(0.04)
Net realized and unrealized loss on investments, swaps and options	(1.73)		(0.06)
Total from operations	(1.80)		(0.10)

Paid in capital from redemption fees	0.00	(e)	0.00	(e)

Net Asset Value, End of Period	$12.83		$14.63

Total Return (b)	(12.30	)% (c)	(0.68	)% (c)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,070		$1,097
Ratio of expenses to average net assets,
before waiver	2.74	% (d)(f)	2.75	% (d)(f)
net of waiver	2.24	% (d)(f)	2.24	% (d)(f)
Ratio of net investment loss to average net assets	(1.03	)% (d)(f)	(1.24	)% (d)(f)
Portfolio turnover rate	0	% (c)	0	% (c)

*	For the period December 28, 2017 (commencement of operations) through March 31, 2018.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Not annualized.

(d)	Annualized.

(e)	Amount is less than $0.01 per share.

(f)	Does not include indirect expenses of underlying derivatives in which the Fund invests, which could be significant.

The accompanying notes are an integral part of these financial statements.

AlphaCore Statistical Arbitrage Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2018

1.	ORGANIZATION

AlphaCore Statistical Arbitrage Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Fund offers two classes of shares designated as Institutional Class and Class N. The Fund seeks capital appreciation with a low correlation to broad equity market indices. The Fund and the Institutional Class commenced operations on August 14, 2017 and trading commenced on September 8, 2017. Class N commenced operations on December 28, 2017.

Class N shares and Institutional Class shares are offered at net asset value. Each class of shares of the Fund has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund share classes differ in the fees and expenses charged to shareholders. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Swaps and options are valued based on the daily price reported from the counterparty or pricing agent. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which

AlphaCore Statistical Arbitrage Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2018

market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AlphaCore Statistical Arbitrage Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of September 30, 2018 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Options Purchased	$—	$3,030,265	$—	$3,030,265
Short-Term Investments	—	11,240,052	—	11,240,052
Total	$—	$14,270,317	$—	$14,270,317

The Fund did not hold any Level 3 securities during the period.

There were no transfers into and out of Level 1 and Level 2 during the period.

It is the Fund’s policy to recognize transfers into or out of Level 1, Level 2 and Level 3 at the end of the reporting period. See Portfolio of Investments for Industry Classification.

Cash – Cash is held with a financial institution. Cash of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy.

Option Transactions – When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Fund invests in options which are not traded on an exchange. In doing so, it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. The Fund holds a fully funded delta one call option with Nomura Securities (Bermuda), Ltd. The option provides exposure to the daily returns of a reference asset on a 1 to 1 basis managed by Clinton Group, Inc. in a statistical arbitrage strategy. According to the terms of the option, the Adviser may increase or decrease this exposure on a daily basis. The Fund pays an upfront premium of 1.25% per annum, which is charged based on the contract year, which is accrued daily over the contract period. The Fund would pay a quarterly premium payment of 0.3125% of the invested amount to continue to maintain the exposure. The option contract was initially entered into as of September 6, 2017 (initial investment of $1,650,320), and has a two year valuation period, which may be extended or reduced to zero at any time. Based on the terms of the call option agreement, the Fund amortizes the option premiums on a straight-line basis for a one-year period with the unamortized balance due from the counterparty as a rebate in the case of an early exercise subject to an early exercise fee. For the six months ended September 30, 2018, $23,961 of option premiums was amortized.

As of September 30, 2018, the fair value on the option contracts was $3,030,265. For the six months ended September 30, 2018, the Fund had realized gain/loss of $0 from options purchased contracts as disclosed on the Statement of Operations. The fair value on option contracts is disclosed on the portfolio of investments. As of September 30, 2018, the net change in unrealized depreciation on option purchased contracts was $785,889. For the six months ended September 30, 2018, option-related management fees, as provided by counterparty, were equal to an annualized 0.46% of the Fund’s average daily net assets.

AlphaCore Statistical Arbitrage Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2018

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund has entered into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would typically be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) typically earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by the Fund calculate the obligations of the parties on a “net basis”. Consequently, the Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

The Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Fund will typically enter into equity swap agreements in instances where the Adviser believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap.

The Fund collateralizes swap agreements with cash and certain securities as indicated on the Portfolios of Investments and Statement of Assets and Liabilities of the Fund, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the custodian to protect the counterparty against non-payment by the Fund. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed by the Fund is regularly collateralized either directly with the Fund or in a segregated account at the custodian. As of September 30, 2018, the Fund held $0 in cash in the collateral account with its custodian, in addition to the $3.00 million in U.S. Treasury Bills.

The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral, if any, is insufficient. The Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser. The financial statements of these counterparties may be available by accessing the Securities and Exchange Commission’s (“SEC”) website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements.

AlphaCore Statistical Arbitrage Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2018

For the six months ended September 30, 2018, swap-related management fees, as provided by counterparty, were equal to an annualized 1.03% of the Fund’s average daily net assets.

The notional value of the derivative instruments outstanding as of September 30, 2018 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s March 31, 2018 year end tax returns.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid semi-annually and are recorded on the ex-dividend date. The Fund will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with Federal income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Pursuant to an investment advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”), investment advisory services are provided to the Fund by the Adviser. Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.99% of the average daily net assets of the Fund. For the six months ended September 30, 2018, the Adviser earned management fees of $103,528, subject to the waiver detailed below.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), borrowing costs (such as interest and dividend

AlphaCore Statistical Arbitrage Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2018

expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees), contractual indemnification of Fund service providers (other than the Adviser)) at least until October 31, 2018, so that the total annual operating expenses of the Fund does not exceed 1.99% and 2.24% of the average daily net assets of the Fund’s Institutional Class and Class N, respectively (the “Expense Limitation Agreement”). For the period ended March 31, 2018, $71,316 of fees were waived and subject to recapture by the Adviser before March 31, 2021 pursuant to this contractual agreement.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Fund, the Trust’s Class N Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund’s Class N shares may pay up to 0.25% per year of its average daily net assets for such distribution and shareholder service activities. For the six months ended September 30, 2018, the Fund’s Class N shares incurred distribution fees of $1,355.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended September 30, 2018, the Distributor did not receive any underwriting commissions for sales of Fund shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

4.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended September 30, 2018, amounted to $0 and $0, respectively, for the Fund.

5.	OFFSETTING OF FINANCIAL AND DERIVATIVE ASSETS AND LIABILITIES

The Fund’s policy is to recognize a net asset or liability equal to the unrealized swap contracts gain or losses. During the six months ended September 30, 2018, the Fund was subject to a master netting arrangement for the swap contracts.

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

AlphaCore Statistical Arbitrage Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2018

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of September 30, 2018:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Options Purchased	Investments in Securities at Value

The following table sets forth the fair value of the Fund’s derivative contracts as of September 30, 2018:

Asset (Liability) Derivatives Investment Value
		Total as of
Derivative Investment Type	Equity Risk	September 30, 2018
Options Purchased	$3,030,265	$3,030,265

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended September 30, 2018:

Derivative Investment Type	Location of Gain/Loss on Derivative
Swaps	Net realized gain (loss) on swaps
Net change in unrealized appreciation (depreciation) on options purchased

The following is a summary of the Fund’s realized gain/(loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended September 30, 2018:

Realized gain/(loss) on derivatives recognized in the Statement of Operations
		Total for the
		Six Months Ended
Derivative Investment Type	Equity Risk	September 30, 2018
Swaps	$(1,755,780)	$(1,755,780)
Total	$(1,755,780)	$(1,755,780)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
		Total for the
		Six Months Ended
Derivative Investment Type	Equity Risk	September 30, 2018
Options purchased	$(785,889)	$(785,889)

6.	REDEMPTION FEES

The Fund assessed a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his or her shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended September 30, 2018 the Fund assessed $821 in redemption fees.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at September 30, 2018, was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Depreciation
$15,199,085	$263	$929,031	$(928,768)

AlphaCore Statistical Arbitrage Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2018

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of March 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(397,417)	$—	$—	$(143,232)	$(540,649)

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $397,417.

The difference between book basis and tax basis unrealized depreciation and accumulated ordinary loss, is primarily attributable to the mark-to-market on swap contracts.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and net operating losses, and tax adjustments for swaps, resulted in reclassification for the period ended March 31, 2018 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(112,479)	$(266,541)	$379,020

9.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of September 30, 2018, National Financial Services LLC, Charles Schwab & Co., Inc. and BNC Partnership – Matrix - Cash accounts holding shares for the benefit of others, held approximately 31.98%, 28.47% and 27.32% of the voting securities of the Fund.

10.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In September 2018, the Securities and Exchange Commission released Final Rule 33-10532 captioned “Disclosure Update and Simplification” which is intended to amend certain disclosure requirements that have become redundant, duplicative, overlapping, outdated or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. These changes will be effective November 5, 2018. Management is currently evaluating the impact that this release will have on the Fund’s financial statements and related disclosures.

AlphaCore Statistical Arbitrage Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2018

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

AlphaCore Statistical Arbitrage Fund (Adviser – AlphaCore Capital, LLC)*(Unaudited)

In connection with the regular meeting held on June 28-29, 2017 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between AlphaCore Capital, LLC (“AlphaCore”) and the Trust, with respect to the AlphaCore Statistical Arbitrage Fund (the “Fund”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that AlphaCore was founded in 2015 and had assets under management of approximately $195 million. They discussed that AlphaCore specialized in customizing portfolios to include liquid alternative investments for high net worth individuals, family offices, regional banks, and independent investment advisers. The Trustees reviewed the background information of key investment personnel who would be responsible for servicing the Fund, taking into consideration their education and noting the investment team had varied financial industry experience from past positions where they performed due diligence on various alternative investment strategies. They discussed AlphaCore’s proposed strategy for the Fund, noting that a substantial portion of the Fund’s assets would be managed using a statistical arbitrage strategy in an effort to take equal long positions in undervalued securities and short positions in overvalued securities for a near market neutral position. They noted AlphaCore’s procedures for monitoring compliance with investment limitations and AlphaCore’s stated considerations for selecting brokers. The Trustees noted that although AlphaCore was a relatively new firm, the investment team had extensive industry experience. The Board concluded that AlphaCore had the potential to provide high quality service to the Fund and its shareholders.

Performance. The Trustees noted that AlphaCore does not manage any accounts in a manner similar to the strategy proposed for AlphaCore Statistical, and reviewed the performance of a fund managed by AlphaCore in the Trust. The Trustees observed, however, that employees of the adviser had deep experience in previous positions in the management of alternative products in regulated structures. After discussion, the Trustees concluded that the adviser had the potential to provide satisfactory performance for the Fund and its shareholders.

Fees and Expenses. The Trustees considered the proposed advisory fee of 1.25% and the estimated net expense ratio of 1.45%. They noted that the proposed advisory fee was higher than the custom Morningstar category’s average and median and slightly higher than the peer group average, while equaling the Morningstar selected peer group median. The Trustees further noted that the projected net expense ratio was lower than the peer group and Morningstar category averages and the peer group median, while slightly higher than Morningstar category median. They considered the resources required to execute the proposed strategy, and that AlphaCore had agreed to contractually limit the Fund’s expenses through an expense limitation agreement. After further discussion, the Trustees concluded that the advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether AlphaCore would experience economies of scale with respect to the management of the Fund. They noted that AlphaCore had provided estimates of the asset levels at which the adviser anticipated reaching breakeven and that it would be willing to discuss breakpoints at future meetings. The Trustees concluded that economies were unlikely to be reached during the initial term of the agreement, and that the absence of breakpoints was acceptable at this time. They agreed that the matter of economies of scale would be revisited as the size of the Fund materially increased.

Profitability. The Trustees reviewed the profitability analysis provided by AlphaCore. They noted that because the Fund had not yet commenced operations, the profitability analysis provided was an estimate based on projected asset growth over the first 24 months of operations. They noted that AlphaCore anticipated realizing a profit that was reasonable in both amount and percentage in the first and second year of operations based on ambitious asset growth projections. They reasoned that based on the information provided by AlphaCore, the estimated profitability was not excessive.

Conclusion. Having requested and received such information from AlphaCore as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was not unreasonable and that approval of the Advisory Agreement was in the best interests of AlphaCore Statistical Arbitrage Fund and its future shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

AlphaCore Statistical Arbitrage Fund
DISCLOSURE OF FUND EXPENSES (Unaudited)
September 30, 2018

As a shareholder of the Fund you incur (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period from April 1, 2018 through September 30, 2018.

Actual Expenses: The actual section of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The hypothetical section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AlphaCore Statistical Arbitrage Fund:	Actual			Hypothetical
	Beginning	Ending	Expenses	Beginning	Ending	Expenses	Fund’s
	Account	Account	Paid	Account	Account	Paid	Annualized
	Value	Value	During	Value	Value	During	Expense
	4/1/18	9/30/18	Period*	4/1/18	9/30/18	Period*	Ratio
Institutional Class	$1,000.00	$878.40	$9.37	$1,000.00	$1,015.09	$10.05	1.99%

	Beginning	Ending	Expenses	Beginning	Ending	Expenses	Fund’s
	Account	Account	Paid	Account	Account	Paid	Annualized
	Value	Value	During	Value	Value	During	Expense
	4/1/18	9/30/18	Period*	4/1/18	9/30/18	Period*	Ratio
Class N	$1,000.00	$877.00	$5.41	$1,000.00	$1,013.84	$11.31	2.24%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six-month period ended September 30, 2018 (183) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent year ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-447-2532 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-447-2532.

Investment Adviser
AlphaCore Capital, LLC
875 Prospect St. Suite 315
La Jolla, CA 92037

Administrator
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 12/7/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 12/7/18

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 12/7/18